Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate debt maturities
2012	$ 3
2013	505
2014	502
2015	455
2016	39
Thereafter	693
Long-term Debt, Total	$ 2,197	$ 2,857